Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss	$ (4,280,225)	$ (4,492,571)	$ (10,058,996)	$ (4,163,008)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	122,494	113,566	230,071	230,630
Common stock issued to employee				10,000
Charge for common stock issued for collaboration agreement	100,002		1,500,000
Common stock issued in exchange for services			82,148	21,000
Warrants replaced in exchange for renegotiated agreement				429,902
Warrants issued to vendor	4,775		4,775	429,902
Issuance of common stock	253,542	1,535,888
Stock-based compensation	297,919	164,280	803,060	462,170
Change in fair value of warrant liability	995,098	649,576	3,654,770
Change in operating assets and liabilities:
Grants and contracts receivable	402,026	149,197	(527,778)	23,165
Taxes receivable	750,356		(750,356)	574,157
Prepaid expenses	71,924	(54,278)	5,302	55,069
Accounts payable	445,309	240,338	395,787	(179,053)
Accrued compensation	(163,415)	247,118	204,244	(99,565)
Total adjustments	3,180,028	3,045,685	5,602,023	1,527,475
Net cash used in operating activities	(1,100,197)	(1,446,886)	4,456,973	2,635,533
Investing activities:
Purchases of office equipment	(42,191)	(6,014)	(17,728)	(4,755)
Net cash used in investing activities	(42,191)	(6,014)	(17,728)	(4,755)
Financing activities:
Net proceeds from sale of units containing common stock and warrants		6,216,762	(6,210,537)
Net proceeds from issuance of common stock pursuant to the equity line	314,475		528,051
Proceeds from exercise of options and warrants	13,003	7,500	235,975
Net cash provided by financing activities	327,478	6,224,262	6,974,563
Net increase (decrease) in cash and cash equivalents	(814,910)	4,771,362	2,499,862	(2,640,288)
Cash and cash equivalents at beginning of period	5,856,242	3,356,380	3,356,380	5,996,668
Cash and cash equivalents at end of period	5,041,332	8,127,742	5,856,242	3,356,380
Supplemental disclosure of non cash investing and financing activities:
Fair Value of warrants issued in Unit Offering		4,528,255	4,827,788
Reclassification of warrant liability upon partial exercise of warrants issued in unit offering	502,025		201,311
Supplemental information:
Cash paid for state income taxes			$ 3,080	$ 2,730